Consolidated Balance Sheets	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current assets
Cash and cash equivalents	$ 128,349,890	799,632,647	2,150,213,495
Restricted cash	143,089,546	891,462,180	535,500,431
Short-term investments	242,192,723	1,508,884,886	139,517,875
Accounts receivable, net	17,702,192	110,286,428	142,543,972
Due from related parties	1,210,671	7,542,600	40,000
Prepayments and other assets	25,053,194	156,083,903	94,628,466
Deferred tax assets	6,674,989	41,585,847	27,130,068
Total current assets	564,273,205	3,515,478,491	3,089,574,307
Non current assets
Equity investments	36,569,567	227,832,057	33,384,729
Time deposits	8,260,765	51,465,395	293,892,575
Restricted time deposits	1,254,306	7,814,450	125,717,425
Property, equipment and software, net	193,654,262	1,206,485,419	1,259,850,498
Construction in progress	3,262,617	20,326,428	4,793,214
Intangible assets, net	36,759,210	229,013,555	273,193,489
Goodwill	65,621,646	408,829,417	466,328,513
Due from related parties			7,561,080
Prepayments and other assets	14,017,853	87,332,624	62,457,484
Deferred tax assets	6,810,131	42,427,797	35,235,313
Total assets	930,483,562	5,797,005,633	5,651,988,627
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB514,723,988 and RMB469,782,646 (US$75,405,314) as of December 31, 2011 and 2012, respectively. Note 2(1))
Accounts payable	11,347,618	70,696,803	89,123,596
Short-term bank loans	120,058,185	747,974,500	560,780,100
Advances from customers	21,500,379	133,949,512	95,921,079
Salary and welfare payable	37,260,708	232,137,936	204,976,567
Taxes payable	8,009,282	49,898,625	43,236,335
Accrued expenses and other liabilities	9,312,329	58,016,741	68,663,124
Due to related parties	24,077	150,000	155,000
Deferred revenues	58,699,707	365,705,044	461,921,174
Deferred tax liabilities	9,826,374	61,219,290	106,933,061
Deferred government grants	73,560	458,287	579,526
Total current liabilities	276,112,219	1,720,206,738	1,632,289,562
Non current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB10,828,587 and RMB29,211,730 (US$4,688,806) as of December 31, 2011 and 2012, respectively. Note 2(1))
Deferred revenues	9,069,451	56,503,584	17,481,338
Deferred tax liabilities	1,103,652	6,875,864	8,005,954
Other long-term liabilities	259,938	1,619,438	8,803,103
Total liabilities	286,545,260	1,785,205,624	1,666,579,957
Commitments and contingencies
Shareholders' Equity
Ordinary shares (US$0.0001 par value, 10,000,000,000 shares authorized, 29,671,195 Class A ordinary shares issued and outstanding, 201,238,020 Class B ordinary shares issued and outstanding as of December 31, 2011; 29,671,195 Class A ordinary shares issued and outstanding, 212,376,660 Class B ordinary shares issued and outstanding as of December 31, 2012 )	31,133	193,960	186,948
Additional paid-in capital	52,937,274	329,804,508	212,421,037
Statutory reserves	43,809,686	272,938,726	268,014,793
Accumulated other comprehensive loss	(12,928,073)	(80,543,186)	(60,430,695)
Retained earnings	556,361,816	3,466,189,747	3,538,087,071
Total Perfect World Shareholders' Equity	640,211,836	3,988,583,755	3,958,279,154
Non-controlling interests	3,726,466	23,216,254	27,129,516
Total Shareholders' Equity	643,938,302	4,011,800,009	3,985,408,670
Total Liabilities and Shareholders' Equity	$ 930,483,562	5,797,005,633	5,651,988,627